GENERAL ADMINISTRATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL ADMINISTRATION EXPENSES
Schedule of general administrative expenses

in € thousand	2024	2023	2022
Personnel expenses	(4,344)	(4,131)	(3,992)
Legal and consulting fees	(4,567)	(4,401)	(1,681)
External administrative expenses	(1,716)	(965)	(692)
Other administrative expenses	(1,165)	(3,042)	(607)
Total administrative expenses	(11,792)	(12,538)	(6,973)